Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	15,470,099
Proposed Maximum Offering Price per Unit	18.05
Maximum Aggregate Offering Price	$ 279,235,286.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,562.39
Offering Note	(1) Consists of an aggregate of up to 15,470,099 shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock"), consisting of (i) 162,971 shares of Common Stock, (ii) 3,489,281 shares of Common Stock issuable upon the conversion of 67,101.235 shares of the Registrants Series C Non-Voting Convertible Preferred Stock, par value $0.001 per share ("Series C Preferred Stock"), (iii) 7,498,447 shares of Common Stock issuable upon the conversion of 144,200.633 shares of the Registrant's Series C Preferred Stock, and (iv) 4,319,400 shares of Common Stock issuable upon exercise of the Financing Warrants (as defined in the registration statement of which this exhibit forms a part). Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales price of the Common Stock as reported on the Nasdaq Global Market on July 27, 2026, a date within five business days prior to the filing of the Registration Statement.